Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Common stock options exercised, shares	279	92	1,024
Treasury stock acquired, shares	356	313	125